Income Taxes	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income Taxes
(12) Income Taxes
Commencing January 1, 2014, the Company began operating as a REIT for U.S. income tax purposes. Since operating as a REIT, the Company filed, and intends to continue to file, as a REIT, and its TRSs filed, and intend to continue to file, as C corporations. The Company also files tax returns in various states and countries. The Company’s state tax returns reflect different combinations of the Company’s subsidiaries and are dependent on the connection each subsidiary has with a particular state. The following information pertains to the Company’s income taxes on a consolidated basis.
On December 22, 2017, the Tax Cuts and Jobs Act of 2017 (the “TCJA”) was signed into law, making significant changes to the Internal Revenue Code. As a result of the TCJA, a tax benefit of $3,372 and $466 was recorded to current tax expense and deferred tax expense, respectively, for the year ended December 31, 2017.

Income tax expense (benefit) consists of the following:

	Current	Deferred	Total
Year ended December 31, 2019:
U.S. federal	$6,045	$(13,450)	$(7,405)
State and local	2,699	(2,654)	45
Foreign	1,164	1,974	3,138

	$9,908	$(14,130)	$(4,222)

Year ended December 31, 2018:
U.S. federal	$4,952	$435	$5,387
State and local	2,615	(123)	2,492
Foreign	1,592	1,226	2,818

	$9,159	$1,538	$10,697

Year ended December 31, 2017:
U.S. federal	$4,174	$359	$4,533
State and local	2,706	(170)	2,536
Foreign	1,546	615	2,161

	$8,426	$804	$9,230

As of December 31, 2019 and 2018, the Company had income taxes payable of $384 and $458, respectively.
The U.S. and foreign components of earnings before income taxes are as follows:

	2019	2018	2017
U.S.	$357,445	$317,695	$332,607
Foreign	10,444	(1,766)	(5,701)

Total	$367,889	$315,929	$326,906

A reconciliation of significant differences between the reported amount of income tax expense and the expected amount of income tax expense that would result from applying the U.S. federal statutory income tax rate of 21 percent to income before taxes for the 2019 and 2018 tax years and 35 percent for the 2017 tax year, is as follows:

	2019	2018	2017
Income tax expense at U.S. federal statutory rate	$77,257	$66,345	$114,417
Tax adjustment related to REIT (a)	(70,619)	(63,669)	(109,294)
State and local income taxes, net of federal income tax benefit	2,039	1,461	1,193
Book expenses not deductible for tax purposes	4,144	1,926	2,635
Stock-based compensation	(1,177)	1,090	(121)
Valuation allowance (b)	(1,032)	3,813	3,953
Rate change (c)	—	(80)	(466)
Undistributed earnings of foreign subsidiaries (d)	(102)	(393)	1,363
Minimum tax credit refundable (e)	—	—	(4,108)
Deferred tax adjustment due to REIT conversion (f)	(17,031)	—	—
Other differences, net (g)	2,299	204	(342)

Income tax expense	$(4,222)	$10,697	$9,230

(a)	Includes dividend paid deduction of $76,688, $69,818 and $110,442 for the tax years ended December 31, 2019, 2018 and 2017, respectively.
(b)
For the years ended December 31, 2019, 2018 and 2017, a
non-cash
valuation allowance of $(1,031), $3,813 and $3,953, respectively, was recorded to income tax expense due to our limited ability to utilize Puerto Rico deferred tax assets in future years.

(c)
Under the TCJA, the U.S. corporate income tax rate was lowered from 35% to 21%. As a result, a non-cash
benefit of $466 to income tax expense was recorded for the reduction of the U.S. net deferred tax liability for the year ended December 31, 2017.

(d)
In periods prior to December 31, 2017, the undistributed earnings of our Canadian subsidiaries were designated as permanently reinvested. As of December 31, 2017, however, management did not assert that the undistributed earnings of our Canadian subsidiaries will be permanently reinvested. For the years ended December 31, 2019,
2018
and 2017, we recognized a deferred tax (benefit) charge of $(102), $(393) and $1,363, respectively, for future foreign withholding taxes related to undistributed earnings.

(e)
Under the TCJA, the corporate alternative minimum tax was repealed and any minimum tax carryforwards not utilized become fully refundable in 2021. The Company does not expect to utilize its minimum tax credit carryforward. As a result, a cash benefit of $4,108 to income tax expense was recorded for the year ended December 31, 2017.

(f)
The income tax provision for the year ended December 31, 2019 is net of the deferred tax benefit of $17,031, which relates to the transfer of assets purchased from Fairway into our qualifying REIT subsidiary on June 28, 2019. The Fairway assets were initially placed in the TRS.

(g)
Upon enactment, the TCJA includes a
one-time
transition tax on the mandatory deemed repatriation of cumulative foreign earnings, net of foreign tax credits. As a result, a cash charge of $736 to income tax expense was recorded for the year ended December 31, 2017.

The tax effect of temporary differences that give rise to significant portions of the deferred tax assets and (liabilities) are presented below:

	2019	2018
Deferred tax assets:
Allowance for doubtful accounts	$499	$654
Accrued liabilities not deducted for tax purposes	3,431	7,022
Net operating loss carry forwards	19,522	34,716
Tax credit carry forwards	1,140	320
Charitable contributions carry forward	5	47
Investment in partnerships	382	—

Gross deferred tax assets	24,979	42,759
Less: valuation allowance	(22,902)	(23,934)

Net deferred tax assets	2,077	18,825

Deferred tax liabilities:
Intangibles	(5,898)	(6,565)
Investment in partnerships	—	(31,746)
Property, plant and equipment	(701)	(366)
Undistributed earnings of foreign subsidiaries	(1,191)	(882)

Gross deferred tax liabilities	(7,790)	(39,559)

Net deferred tax liabilities	$(5,713)	$(20,734)

As of December 31, 2019, we have approximately $244,121 of U.S. net operating loss carry forwards to offset future taxable income. Of this amount, $47,358 is subject to Internal Revenue Code §382 limitation but will be available to be fully utilized by no later than 2027. These carry forwards expire between 2026 through 2037. In addition, we have $2,745 of various credits available to offset future U.S. federal income tax. Under the TCJA, the corporate alternative minimum tax was repealed and any minimum tax credit carryforwards not utilized become fully refundable in 2021. We do not expect to utilize our minimum tax credit of $2,054 before 2021.
As of December 31, 2019, we have approximately $831,791 of state net operating loss carry forwards before valuation allowances. These state net operating losses are available to reduce future taxable income and expire at various times and amounts. In addition, we have $135 of various credits available to offset future state income tax. There was no valuation allowance related to state net operating loss carry forwards as of December 31, 2019 and 2018. There were no net changes in the total state valuation allowance for the years ended December 31, 2019 and 2018.
As of December 31, 2019, we had approximately $48,135 of Puerto Rico net operating loss carry forwards before valuation allowances. These Puerto Rico net operating losses are available to offset future taxable income. These carry forwards expire between 2020 and 2028. In addition, we have $153 of alternative minimum tax credits available to offset future Puerto Rico income tax.
In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income in those jurisdictions during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities (including the impact of available carry back and carry forward periods), projected future taxable income, and tax-planning
strategies in making this assessment. In order to fully realize the deferred tax assets, the Company will need to generate future taxable income before the expiration of the carry forwards governed by the tax code. Based on the current level of pretax earnings, the Company will not generate the minimum amount of future taxable income to support the realization of the deferred tax assets. As a result, management has determined that a valuation allowance related to Puerto Rico net operating loss carry forwards and other deferred tax assets is necessary. The valuation allowance for these deferred tax assets as of December 31, 2019 and 2018 was $22,902 and $23,934, respectively. The net change in the total valuation allowance for the years ended December 31, 2019 and 2018 was an increase (decrease) of $(1,032) and $3,814, respectively. The amount of the deferred tax asset considered realizable, however, could be adjusted in the near term if estimates of future taxable income during the carry forward period increase.
As of December 31, 2019, the Company has accumulated undistributed earnings generated by our foreign subsidiaries of approximately $23,811. Management does not designate these earnings as permanently reinvested and has recognized a deferred tax liability of approximately $1,191 related to foreign withholding taxes on these earnings. We have recognized a current year tax expense of $180 related to 2019 earnings and a tax benefit of $(170) related to prior year earnings repatriated in 2019.
Under ASC 740
Income Taxes
, we provide for uncertain tax positions, and the related interest, and adjust recognized tax benefits and accrued interest accordingly. A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Balance as of December 31, 2017	$2,067
Additions for tax positions related to current year	932
Additions for tax positions related to prior years	238
Reductions for tax positions related to prior years	—
Lapse of statute of limitations	(30)
Settlements	—

Balance as of December 31, 2018	$3,207
Additions for tax positions related to current year	974
Additions for tax positions related to prior years	386
Reductions for tax positions related to prior years	—
Lapse of statute of limitations	(117)
Settlements	—

Balance as of December 31, 2019	$4,450

Included in the balance of unrecognized benefits at December 31, 2019 is $4,450 of tax benefits that, if recognized in future periods, would impact our effective tax rate. During the years ended December 31, 2019 and 2018, we recognized interest and penalties of $334 and $411, respectively, as a component of income tax expense in connection with our liabilities related to uncertain tax positions.
Within the next twelve months, we expect to decrease our unrecognized tax benefits by approximately $970 as a result of the expiration of statute of limitations.
We are subject to income taxes in the U.S. and nearly all states. In addition, the Company is subject to income taxes in Canada and the Commonwealth of Puerto Rico. We are no longer subject to U.S federal income tax examinations by tax authorities for years prior to 2016, or for any U.S. state income tax audit prior to 2013. With respect to Canada and Puerto Rico, we are no longer subject to income tax audits for years before 2016 and 2015, respectively.